Summary of significant accounting policies - Intangible assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Intangible assets
Residual value	$ 0
Computer software | Minimum
Intangible assets
Useful lives on a straight-line basis	2 years
Computer software | Maximum
Intangible assets
Useful lives on a straight-line basis	7 years
Customer relationships | Minimum
Intangible assets
Useful lives on a straight-line basis	5 years
Customer relationships | Maximum
Intangible assets
Useful lives on a straight-line basis	15 years
Technology | Minimum
Intangible assets
Useful lives on a straight-line basis	5 years
Technology | Maximum
Intangible assets
Useful lives on a straight-line basis	15 years